INVENTORY (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Raw materials	10,136	9,795
Work-in-progress	3,062	2,259
Finished goods	875	844
	14,073	12,898